Supplemental Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2025
Supplemental Cash Flow Information
Schedule of cash flow changes in operating asset and liabilities

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Trade accounts receivable	(641)	(3,466)	(2,396)	(992)
Other accounts receivable	(3,449)	(4,394)	(2,373)	(601)
Prepaid expenses and other	2,654	(1,814)	6,822	(6,520)
Accounts payable	(6,180)	1,841	(5,028)	3,249
Accrued liabilities	(3,692)	(24,540)	(14,865)	(21,649)
Income taxes payable	(2,535)	(40)	(1,370)	1,416
Operating leases	(118)	(185)	(177)	(216)
Deferred revenue	6,861	6,159	5,321	8,517
Changes in operating assets and liabilities	(7,100)	(26,439)	(14,066)	(16,796)